GOODWILL - Movements in goodwill (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GOODWILL
At the beginning of the year	$ 3,362,152	$ 3,355,071
Increases	22,963	414
Currency translation adjustments	(12,423)	6,667
At the end of the year	$ 3,372,692	$ 3,362,152